Acquisitions - Additional Information (Detail)	6 Months Ended					1 Months Ended		6 Months Ended				6 Months Ended				6 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	May 31, 2012 USD ($)	Jan. 14, 2011 USD ($)	Jan. 31, 2011 Preferred Stock	Dec. 31, 2012 Wells Fargo SF Credit Facility USD ($)	Dec. 31, 2012 Rockhampton Container Sales USD ($)	Aug. 01, 2012 Rockhampton Container Sales USD ($)	Aug. 01, 2012 Rockhampton Container Sales AUD	Aug. 17, 2012 Camelback USD ($)	Dec. 31, 2012 Container Connection USD ($)	Sep. 17, 2012 Container Connection USD ($)	Sep. 30, 2012 Southern Frac USD ($)	Sep. 30, 2012 Southern Frac Series C Preferred Stock USD ($)	Sep. 30, 2012 Southern Frac GFNMC [Member] USD ($)	Dec. 31, 2012 Southern Frac Wells Fargo SF Credit Facility USD ($)	Sep. 30, 2012 Southern Frac Wells Fargo SF Credit Facility USD ($)	Nov. 05, 2012 Coral Seas Containers USD ($)	Nov. 05, 2012 Coral Seas Containers AUD	Nov. 22, 2012 Cairns Containers USD ($)	Nov. 22, 2012 Cairns Containers AUD	May 01, 2012 Container King USD ($)	May 01, 2012 Container King CAD	May 31, 2012 Container Tech USD ($)	May 31, 2012 Container Tech NZD
Business Acquisition [Line Items]
Business acquisition cost	$ 16,015,000			$ 4,631,000	$ 990,000				$ 656,000	624,000	$ 178,000		$ 1,534,000	$ 6,969,000		$ 1,500,000			$ 5,618,000	5,434,000	$ 845,000	814,000	$ 1,721,000	1,692,000	$ 2,910,000	3,798,000
Business acquisition cost holdback		2,000,000							32,000	31,000	16,000		207,000	2,000,000					289,000	280,000	44,000	43,000
Business acquisition, acquired membership interest														90.00%
Business acquisition cost holdback note discounted														1,572,000
Line of credit facility current borrowing capacity							2,484,000											2,000,000
Line of credit facility maximum borrowing capacity																	12,000,000	15,000,000
Issuance of convertible cumulative preferred stock, value															750,000
Issuance of convertible cumulative preferred stock , shares															750
Noncontrolling interest																0.10
Incremental increase on noncontrolling interest																250,000
Bargain purchase gains	215,000							55,000				160,000
Transaction costs	200,000		100,000
Redeemable Preferred stock issued						110
Purchase price allocation total assets	3,223,000			546,000	893,000									2,892,000					107,000				421,000		125,000
Intangible assets acquired					193,000
Liabilities assumed					$ 96,000